Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (2.8%)
*	Yelp Inc. Class A	277,480	12,129
*	Madison Square Garden Sports Corp.	67,235	11,375
	Cogent Communications Holdings Inc.	175,698	11,220
	Telephone & Data Systems Inc.	395,864	7,798
*	TripAdvisor Inc.	434,489	7,747
*	Cargurus Inc. Class A	350,177	7,571
*	Cinemark Holdings Inc.	437,740	6,238
*	Lumen Technologies Inc.	4,078,451	5,343
	John Wiley & Sons Inc. Class A	171,672	5,186
*	Cars.com Inc.	249,387	4,644
	Shenandoah Telecommunications Co.	202,712	4,514
	Shutterstock Inc.	97,535	4,283
	Scholastic Corp.	112,423	4,271
*	DISH Network Corp. Class A	999,376	3,658
*	TechTarget Inc.	102,138	3,023
*	QuinStreet Inc.	208,407	2,603
*	Gogo Inc.	248,930	2,497
*	Thryv Holdings Inc.	123,443	2,196
*	AMC Networks Inc. Class A	122,402	1,865
*	EW Scripps Co. Class A	238,097	1,645
	Marcus Corp.	99,699	1,387
	ATN International Inc.	43,006	1,309
*	Consolidated Communications Holdings Inc.	302,479	1,301
			113,803
Consumer Discretionary (14.4%)
	Meritage Homes Corp.	148,548	20,990
*	Asbury Automotive Group Inc.	83,103	17,437
	Group 1 Automotive Inc.	56,759	16,012
	Academy Sports & Outdoors Inc.	308,811	15,709
*	Abercrombie & Fitch Co. Class A	202,180	15,343
	Signet Jewelers Ltd.	183,391	15,071
	Installed Building Products Inc.	95,260	14,338
	American Eagle Outfitters Inc.	749,625	14,265
	Advance Auto Parts Inc.	240,108	12,195
*	M/I Homes Inc.	112,221	11,840
	Newell Brands Inc.	1,538,320	11,737
*	Tri Pointe Homes Inc.	399,667	11,662
*	Frontdoor Inc.	324,383	11,136
	LCI Industries	102,247	11,095
	Kontoor Brands Inc.	201,631	11,084
	Steven Madden Ltd.	285,792	10,837

		Shares	Market Value ($000)
	MDC Holdings Inc.	240,660	10,652
	Kohl's Corp.	446,291	10,465
*	Stride Inc.	163,235	9,889
*	LGI Homes Inc.	82,687	9,763
*	Adtalem Global Education Inc.	167,659	9,551
*	Cavco Industries Inc.	32,619	9,224
*	Shake Shack Inc. Class A	151,540	9,177
*	Boot Barn Holdings Inc.	121,259	8,886
	Foot Locker Inc.	329,586	8,876
	Papa John's International Inc.	132,342	8,634
*	Victoria's Secret & Co.	311,272	8,389
	Century Communities Inc.	114,990	8,295
*	Dorman Products Inc.	114,567	8,253
	Bloomin' Brands Inc.	352,127	8,219
*	Urban Outfitters Inc.	228,629	8,162
	Strategic Education Inc.	88,801	7,901
	Winnebago Industries Inc.	121,858	7,876
*	Sonos Inc.	517,832	7,819
*	Six Flags Entertainment Corp.	289,087	7,198
	Patrick Industries Inc.	84,250	6,912
	Dana Inc.	518,189	6,845
*	Vista Outdoor Inc.	233,967	6,600
*	Brinker International Inc.	178,696	6,435
*	ODP Corp.	136,569	6,221
	La-Z-Boy Inc.	174,707	6,148
*	Gentherm Inc.	133,058	6,110
	Cracker Barrel Old Country Store Inc.	89,379	6,000
	Cheesecake Factory Inc.	190,476	5,971
	Jack in the Box Inc.	81,165	5,868
*	National Vision Holdings Inc.	315,586	5,823
*	Dave & Buster's Entertainment Inc.	138,581	5,687
	Oxford Industries Inc.	59,657	5,395
	Upbound Group Inc.	185,244	5,391
*	Hanesbrands Inc.	1,410,476	5,134
*	Green Brick Partners Inc.	102,521	4,865
	Phinia Inc.	189,699	4,837
*	Sabre Corp.	1,340,835	4,733
*	G-III Apparel Group Ltd.	163,733	4,711
	Buckle Inc.	120,116	4,632
	Perdoceo Education Corp.	264,673	4,611
*	Sally Beauty Holdings Inc.	434,829	4,205
	Caleres Inc.	137,548	4,176
*	iRobot Corp.	111,327	4,020
*	XPEL Inc.	85,750	3,919
*	Chico's FAS Inc.	497,924	3,754
	Monro Inc.	126,738	3,665
*	Leslie's Inc.	742,578	3,661
	Monarch Casino & Resort Inc.	54,101	3,402
	Sonic Automotive Inc. Class A	64,140	3,288
*	American Axle & Manufacturing Holdings Inc.	472,120	3,286
	Hibbett Inc.	51,367	3,213
	Sturm Ruger & Co. Inc.	71,495	3,143
	Golden Entertainment Inc.	87,244	3,109
*	BJ's Restaurants Inc.	95,497	2,858
	Wolverine World Wide Inc.	322,151	2,761
	Dine Brands Global Inc.	62,684	2,725
	Standard Motor Products Inc.	75,725	2,724
*	Mister Car Wash Inc.	364,807	2,656

		Shares	Market Value ($000)
*	Chuy's Holdings Inc.	73,108	2,573
	Ethan Allen Interiors Inc.	92,596	2,485
	Guess? Inc.	110,686	2,437
*	MarineMax Inc.	80,200	2,392
[1]	Designer Brands Inc. Class A	198,071	2,306
*	America's Car-Mart Inc.	24,202	1,933
	Shoe Carnival Inc.	72,783	1,768
	Haverty Furniture Cos. Inc.	54,464	1,707
	Movado Group Inc.	63,351	1,657
*	Sleep Number Corp.	85,557	868
			587,600
Consumer Staples (4.5%)
*	elf Beauty Inc.	219,901	25,968
*	Simply Good Foods Co.	365,927	14,176
	WD-40 Co.	54,783	13,251
	J & J Snack Foods Corp.	62,278	10,248
	Inter Parfums Inc.	72,308	9,050
*	TreeHouse Foods Inc.	207,317	8,440
	Energizer Holdings Inc.	268,679	8,286
	Cal-Maine Foods Inc.	163,935	7,856
	Edgewell Personal Care Co.	205,513	7,154
	PriceSmart Inc.	104,220	7,023
	Andersons Inc.	126,984	6,331
*	Central Garden & Pet Co. Class A	165,539	6,006
	Vector Group Ltd.	534,586	5,725
	Universal Corp.	99,429	5,594
	MGP Ingredients Inc.	63,019	5,385
*	National Beverage Corp.	94,184	4,478
*	Chefs' Warehouse Inc.	142,320	3,828
*	Hain Celestial Group Inc.	360,621	3,812
*	United Natural Foods Inc.	236,407	3,440
	Nu Skin Enterprises Inc. Class A	201,522	3,430
	John B Sanfilippo & Son Inc.	36,127	3,325
	SpartanNash Co.	140,048	3,105
	Fresh Del Monte Produce Inc.	135,970	3,100
	WK Kellogg Co.	265,309	2,972
	Medifast Inc.	43,923	2,916
	B&G Foods Inc.	290,938	2,688
	Tootsie Roll Industries Inc.	70,552	2,335
*	USANA Health Sciences Inc.	45,035	2,128
*	Central Garden & Pet Co.	38,697	1,570
	Calavo Growers Inc.	72,078	1,563
			185,183
Energy (4.8%)
	SM Energy Co.	479,129	17,943
	Patterson-UTI Energy Inc.	1,294,137	15,154
	Helmerich & Payne Inc.	401,418	14,543
	Northern Oil & Gas Inc.	365,670	13,683
	California Resources Corp.	261,697	13,402
	Liberty Energy Inc. Class A	626,011	12,426
	CONSOL Energy Inc.	116,231	12,398
*	Oceaneering International Inc.	406,814	8,405
	Archrock Inc.	556,931	8,070
*	Par Pacific Holdings Inc.	227,190	7,786
*	Callon Petroleum Co.	225,867	7,063
*	Green Plains Inc.	240,729	5,989
	Dorian LPG Ltd.	136,976	5,802

		Shares	Market Value ($000)
*	Talos Energy Inc.	406,518	5,659
*	Helix Energy Solutions Group Inc.	573,626	5,346
	World Kinect Corp.	242,846	5,110
	CVR Energy Inc.	117,571	3,735
	Comstock Resources Inc.	370,220	3,654
*	US Silica Holdings Inc.	310,940	3,508
	Core Laboratories Inc.	188,097	3,331
*	ProPetro Holding Corp.	350,025	3,189
*	Nabors Industries Ltd.	36,166	3,140
*	Dril-Quip Inc.	137,821	3,063
*	Vital Energy Inc.	67,426	3,023
*	REX American Resources Corp.	61,305	3,005
*	Bristow Group Inc. Class A	97,119	2,501
	RPC Inc.	343,008	2,487
*	Oil States International Inc.	258,889	1,784
			195,199
Financials (18.3%)
	Radian Group Inc.	635,820	16,347
*	Mr Cooper Group Inc.	269,969	16,339
	Lincoln National Corp.	685,141	16,293
[1]	Blackstone Mortgage Trust Inc. Class A	696,299	15,444
	Assured Guaranty Ltd.	224,754	15,263
	Jackson Financial Inc. Class A	294,418	14,053
*	American Equity Investment Life Holding Co.	249,814	13,780
	Moelis & Co. Class A	268,841	12,757
	United Community Banks Inc.	479,618	11,823
	Walker & Dunlop Inc.	134,557	11,305
	Ameris Bancorp	262,205	11,165
*	Genworth Financial Inc. Class A	1,869,117	11,009
	First Bancorp	719,429	10,791
	Cathay General Bancorp	292,675	10,735
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	432,232	10,464
	Artisan Partners Asset Management Inc. Class A	276,348	10,405
	Independent Bank Corp.	178,430	10,174
	First Hawaiian Inc.	515,987	10,139
	ServisFirst Bancshares Inc.	197,672	10,113
	EVERTEC Inc.	261,284	9,660
	Community Bank System Inc.	216,416	9,600
	CVB Financial Corp.	535,159	9,569
	WSFS Financial Corp.	246,845	9,521
	Fulton Financial Corp.	663,152	9,437
[1]	Arbor Realty Trust Inc.	754,126	9,411
	Piper Sandler Cos.	60,700	9,392
	Bank of Hawaii Corp.	160,242	9,305
	Atlantic Union Bankshares Corp.	303,245	9,270
*	NMI Holdings Inc. Class A	331,959	9,129
	Pacific Premier Bancorp Inc.	387,569	8,728
*	Bancorp Inc.	218,972	8,542
	BankUnited Inc.	300,705	8,296
	Simmons First National Corp. Class A	510,552	8,164
*	Axos Financial Inc.	211,531	8,095
	Seacoast Banking Corp. of Florida	343,950	7,993
	First Financial Bancorp	384,723	7,775
*	Goosehead Insurance Inc. Class A	96,401	7,064
	WaFd Inc.	261,132	6,980
	NBT Bancorp Inc.	191,047	6,788
*	StoneX Group Inc.	108,183	6,613
	Ready Capital Corp.	637,694	6,517

		Shares	Market Value ($000)
	Park National Corp.	58,164	6,456
	OFG Bancorp	190,092	6,379
	Banner Corp.	138,524	6,253
	Renasant Corp.	226,462	6,169
	Navient Corp.	353,417	6,054
*	NCR Atleos Corp.	270,455	6,007
*	Donnelley Financial Solutions Inc.	100,556	5,935
*	Triumph Financial Inc.	87,319	5,926
*	Palomar Holdings Inc.	99,893	5,845
	City Holding Co.	60,515	5,826
	Northwest Bancshares Inc.	512,776	5,712
	Lakeland Financial Corp.	102,619	5,700
	Bread Financial Holdings Inc.	202,697	5,696
	Apollo Commercial Real Estate Finance Inc.	524,566	5,655
	Trustmark Corp.	246,418	5,645
	Independent Bank Group Inc.	145,317	5,621
	Horace Mann Educators Corp.	165,314	5,531
	First Commonwealth Financial Corp.	413,014	5,522
	Hilltop Holdings Inc.	186,419	5,490
	Westamerica Bancorp	107,481	5,450
*	Payoneer Global Inc.	1,044,235	5,409
	Virtus Investment Partners Inc.	27,519	5,383
	Two Harbors Investment Corp.	387,932	5,377
	Pathward Financial Inc.	105,802	5,247
	Stewart Information Services Corp.	110,335	5,213
	First Bancorp (XNGS)	165,739	5,194
*	Customers Bancorp Inc.	113,648	5,122
*	Enova International Inc.	124,211	5,118
	BancFirst Corp.	58,444	5,063
*	PROG Holdings Inc.	184,304	5,024
	National Bank Holdings Corp. Class A	152,146	5,022
	PennyMac Mortgage Investment Trust	349,991	4,914
	FB Financial Corp.	141,560	4,751
	Hope Bancorp Inc.	484,137	4,745
	Provident Financial Services Inc.	304,693	4,637
	Safety Insurance Group Inc.	59,661	4,590
	Stellar Bancorp Inc.	189,187	4,514
	Franklin BSP Realty Trust Inc.	331,509	4,336
	S&T Bancorp Inc.	154,202	4,316
*	Encore Capital Group Inc.	94,749	4,245
	Veritex Holdings Inc.	218,858	4,189
	Employers Holdings Inc.	105,102	4,026
	Mercury General Corp.	107,170	3,992
*	SiriusPoint Ltd.	356,834	3,811
	AMERISAFE Inc.	77,361	3,726
	Berkshire Hills Bancorp Inc.	177,454	3,714
*	Trupanion Inc.	143,512	3,691
	PacWest Bancorp	480,524	3,623
	Ellington Financial Inc.	274,381	3,567
	Brookline Bancorp Inc.	357,553	3,407
	Redwood Trust Inc.	460,428	3,274
	Preferred Bank	52,718	3,249
[1]	ARMOUR Residential REIT Inc.	184,188	3,242
	New York Mortgage Trust Inc.	368,045	3,235
	Southside Bancshares Inc.	116,966	3,208
	WisdomTree Inc.	460,643	2,999
	KKR Real Estate Finance Trust Inc.	235,400	2,957
*	PRA Group Inc.	158,367	2,935

		Shares	Market Value ($000)
	Eagle Bancorp Inc.	121,167	2,877
	Dime Community Bancshares Inc.	141,751	2,849
	Capitol Federal Financial Inc.	512,984	2,765
*	Ambac Financial Group Inc.	183,536	2,707
	Tompkins Financial Corp.	50,644	2,683
	ProAssurance Corp.	209,516	2,592
	Heritage Financial Corp.	142,031	2,531
	Banc of California Inc.	212,517	2,457
	Brightsphere Investment Group Inc.	131,325	2,292
	TrustCo Bank Corp.	77,134	2,070
	HCI Group Inc.	24,392	2,068
	Hanmi Financial Corp.	123,555	2,056
	Central Pacific Financial Corp.	109,644	1,926
	United Fire Group Inc.	85,906	1,795
*	EZCORP Inc. Class A	211,261	1,732
*	World Acceptance Corp.	13,864	1,545
	Northfield Bancorp Inc.	160,490	1,531
*	Green Dot Corp. Class A	182,582	1,464
	Invesco Mortgage Capital Inc.	180,498	1,446
	James River Group Holdings Ltd.	152,507	1,370
[1]	B. Riley Financial Inc.	66,972	1,232
			746,173
Health Care (9.8%)
	Ensign Group Inc.	226,977	24,302
*	Merit Medical Systems Inc.	232,721	16,654
	CONMED Corp.	124,123	13,315
*	Cytokinetics Inc.	387,685	12,980
*	Glaukos Corp.	196,438	12,550
*	Integer Holdings Corp.	134,495	11,731
	Organon & Co.	1,032,040	11,683
*	Prestige Consumer Healthcare Inc.	200,019	11,471
*	Fortrea Holdings Inc.	357,675	10,530
	Premier Inc. Class A	480,451	9,893
	Select Medical Holdings Corp.	421,482	9,526
*	NeoGenomics Inc.	514,830	9,354
*	Corcept Therapeutics Inc.	364,067	9,273
*	Amphastar Pharmaceuticals Inc.	153,797	8,662
*	Privia Health Group Inc.	412,800	8,528
*	RadNet Inc.	243,403	8,088
*	CorVel Corp.	36,678	7,661
*	AMN Healthcare Services Inc.	107,307	7,275
*	ICU Medical Inc.	81,800	7,179
*	Dynavax Technologies Corp.	520,619	7,132
*	Schrodinger Inc.	220,322	6,850
*	Vericel Corp.	192,615	6,846
*	Myriad Genetics Inc.	330,645	6,312
*	Certara Inc.	431,941	6,224
*	STAAR Surgical Co.	196,039	6,148
*	Owens & Minor Inc.	308,975	6,142
*	Omnicell Inc.	182,868	6,100
*	Supernus Pharmaceuticals Inc.	220,228	6,001
*	Catalyst Pharmaceuticals Inc.	404,007	5,830
*	Addus HomeCare Corp.	65,392	5,702
*	Apollo Medical Holdings Inc.	169,662	5,638
*	Ironwood Pharmaceuticals Inc. Class A	553,568	5,480
*	Tandem Diabetes Care Inc.	262,661	5,316
	US Physical Therapy Inc.	60,464	5,141
*	Pacira BioSciences Inc.	187,140	5,105

		Shares	Market Value ($000)
*	Veradigm Inc.	440,490	5,057
*	UFP Technologies Inc.	28,353	4,720
*	Xencor Inc.	244,392	4,482
	Embecta Corp.	231,184	4,240
	LeMaitre Vascular Inc.	79,919	4,212
*	Avanos Medical Inc.	188,983	4,073
*	Harmony Biosciences Holdings Inc.	135,573	3,940
*	Ligand Pharmaceuticals Inc.	65,813	3,838
*	Collegium Pharmaceutical Inc.	140,167	3,592
*	Vir Biotechnology Inc.	346,328	3,287
*	Arcus Biosciences Inc.	216,105	3,255
*	ANI Pharmaceuticals Inc.	64,920	3,234
*	Innoviva Inc.	231,068	3,200
*	REGENXBIO Inc.	163,183	3,185
*	Varex Imaging Corp.	162,888	3,070
*	Artivion Inc.	158,050	2,804
*	Cytek Biosciences Inc.	403,086	2,797
*	Pediatrix Medical Group Inc.	333,690	2,796
*	AdaptHealth Corp. Class A	328,962	2,790
*	Cross Country Healthcare Inc.	135,687	2,750
	Simulations Plus Inc.	64,172	2,516
	HealthStream Inc.	98,152	2,454
*	Fulgent Genetics Inc.	82,475	2,275
*	OraSure Technologies Inc.	297,601	2,178
*	Enhabit Inc.	202,984	2,164
*	ModivCare Inc.	50,004	1,888
	Mesa Laboratories Inc.	20,724	1,769
*	BioLife Solutions Inc.	139,228	1,722
*	Orthofix Medical Inc.	148,792	1,644
*	Community Health Systems Inc.	515,986	1,326
*	Avid Bioservices Inc.	254,149	1,294
*	Agiliti Inc.	141,426	1,140
	Phibro Animal Health Corp. Class A	82,423	790
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			401,104
Industrials (17.2%)
	Comfort Systems USA Inc.	144,440	27,961
	Applied Industrial Technologies Inc.	156,107	24,988
	Mueller Industries Inc.	458,634	19,047
	Boise Cascade Co.	159,883	17,475
	AAON Inc.	273,593	17,127
	Federal Signal Corp.	246,345	16,983
	Moog Inc. Class A	115,985	16,239
*	SPX Technologies Inc.	184,126	15,708
	Arcosa Inc.	196,909	14,611
*	AeroVironment Inc.	105,856	14,567
	Franklin Electric Co. Inc.	160,736	14,305
*	Verra Mobility Corp. Class A	685,240	13,760
	Matson Inc.	142,483	13,646
	John Bean Technologies Corp.	128,593	13,284
	Encore Wire Corp.	67,862	12,507
*	Dycom Industries Inc.	118,365	12,295
	ArcBest Corp.	97,001	11,562
	Korn Ferry	216,312	11,192
*	GMS Inc.	164,562	11,131
	ABM Industries Inc.	266,999	10,944
	Hillenbrand Inc.	282,171	10,931

		Shares	Market Value ($000)
	ESCO Technologies Inc.	104,052	10,923
	Enpro Industries Inc.	84,429	10,843
	Albany International Corp. Class A	125,838	10,799
	UniFirst Corp.	60,978	10,525
	Brady Corp. Class A	185,304	10,427
*	RXO Inc.	472,880	9,912
*	Resideo Technologies Inc.	596,940	9,808
*	Hub Group Inc. Class A	126,981	9,593
*	AAR Corp.	134,119	9,294
*	MYR Group Inc.	67,484	8,396
*	Gibraltar Industries Inc.	123,036	8,267
	Trinity Industries Inc.	330,256	8,243
	Granite Construction Inc.	177,242	8,144
*	SkyWest Inc.	169,713	8,024
	MillerKnoll Inc.	305,350	7,878
	Griffon Corp.	165,235	7,688
	Alamo Group Inc.	41,671	7,655
*	PGT Innovations Inc.	235,987	7,596
	Kennametal Inc.	322,367	7,514
	HNI Corp.	187,806	7,338
*	Mercury Systems Inc.	206,997	7,098
*	Masterbrand Inc.	515,205	6,914
*	CoreCivic Inc.	458,332	6,632
	Forward Air Corp.	103,903	6,601
*	OPENLANE Inc.	441,574	6,456
	Tennant Co.	74,982	6,420
	Standex International Corp.	47,930	6,414
	Enerpac Tool Group Corp. Class A	226,961	6,196
	CSG Systems International Inc.	122,668	6,034
*	Hayward Holdings Inc.	507,046	5,978
*	JetBlue Airways Corp.	1,344,490	5,943
	Barnes Group Inc.	204,084	5,384
	Lindsay Corp.	44,385	5,296
*	GEO Group Inc.	508,926	5,166
*	NV5 Global Inc.	51,290	4,989
	AZZ Inc.	100,909	4,962
*	American Woodmark Corp.	66,060	4,783
	Greenbrier Cos. Inc.	124,548	4,697
	Marten Transport Ltd.	232,870	4,390
*	NOW Inc.	430,221	4,289
	Matthews International Corp. Class A	122,864	4,196
	Allegiant Travel Co.	61,032	4,180
	Wabash National Corp.	189,565	4,155
	Quanex Building Products Corp.	132,963	4,094
	Apogee Enterprises Inc.	89,065	4,017
*	Proto Labs Inc.	105,146	3,806
*	Triumph Group Inc.	309,022	3,458
*	Vicor Corp.	90,786	3,320
	Deluxe Corp.	175,956	3,218
	Powell Industries Inc.	36,819	3,062
*	Healthcare Services Group Inc.	299,181	2,905
*	3D Systems Corp.	537,513	2,870
	Astec Industries Inc.	91,711	2,851
*	Viad Corp.	84,062	2,799
*	Titan International Inc.	207,166	2,708
	Kelly Services Inc. Class A	129,943	2,701
	Insteel Industries Inc.	78,240	2,662
	Pitney Bowes Inc.	616,212	2,489

		Shares	Market Value ($000)
*	Sun Country Airlines Holdings Inc.	163,541	2,483
	Heartland Express Inc.	184,587	2,477
	Interface Inc. Class A	235,561	2,382
	Kaman Corp.	114,367	2,318
	Heidrick & Struggles International Inc.	81,086	2,204
*	Enviri Corp.	323,693	1,910
	Resources Connection Inc.	129,654	1,763
*	TrueBlue Inc.	125,697	1,752
*	Liquidity Services Inc.	90,839	1,740
*	DXP Enterprises Inc.	55,588	1,628
	National Presto Industries Inc.	21,234	1,587
*,1	SunPower Corp.	348,958	1,448
	TTEC Holdings Inc.	76,883	1,439
*	Forrester Research Inc.	46,681	1,129
			699,523
Information Technology (12.5%)
*	Rambus Inc.	440,641	29,818
*	SPS Commerce Inc.	147,981	25,494
*	Fabrinet	146,566	23,729
*	DXC Technology Co.	828,541	19,164
*	Insight Enterprises Inc.	122,113	18,490
*	DoubleVerify Holdings Inc.	554,254	18,401
	Badger Meter Inc.	118,394	17,448
*	Axcelis Technologies Inc.	132,500	16,467
	Advanced Energy Industries Inc.	152,052	14,453
*	Itron Inc.	183,549	12,368
*	Diodes Inc.	184,717	12,269
*	FormFactor Inc.	313,515	11,782
	Kulicke & Soffa Industries Inc.	227,933	11,743
*	ACI Worldwide Inc.	438,145	11,716
*	Sanmina Corp.	231,008	11,576
*	Plexus Corp.	110,930	11,303
*	Alarm.com Holdings Inc.	201,506	10,978
	InterDigital Inc.	106,589	10,650
	Progress Software Corp.	175,120	9,432
*	LiveRamp Holdings Inc.	267,153	8,859
*	Rogers Corp.	67,591	8,746
*	Perficient Inc.	140,463	8,692
*	Extreme Networks Inc.	516,523	8,337
*	OSI Systems Inc.	62,075	7,653
*	SiTime Corp.	69,156	7,649
*	Envestnet Inc.	200,394	7,621
*	Viavi Solutions Inc.	899,664	7,269
*	Agilysys Inc.	82,026	7,062
*	ePlus Inc.	108,930	6,915
*	Veeco Instruments Inc.	227,307	6,485
	Xerox Holdings Corp.	456,396	6,385
*	TTM Technologies Inc.	419,271	6,293
*	Viasat Inc.	300,245	6,140
*	Cohu Inc.	192,606	6,111
*	NetScout Systems Inc.	291,835	5,860
*	Knowles Corp.	367,861	5,838
*	MaxLinear Inc. Class A	297,538	5,573
*	Photronics Inc.	252,259	5,330
*	Harmonic Inc.	451,549	4,994
	CTS Corp.	126,479	4,901
*	Ultra Clean Holdings Inc.	180,315	4,894
*	Semtech Corp.	258,061	4,224

		Shares	Market Value ($000)
	Adeia Inc.	430,675	3,958
*	PDF Solutions Inc.	123,071	3,691
	Benchmark Electronics Inc.	143,909	3,590
	A10 Networks Inc.	281,202	3,512
*	Arlo Technologies Inc.	379,258	3,447
	Methode Electronics Inc.	145,243	3,447
*	Digi International Inc.	145,037	3,414
*	SMART Global Holdings Inc.	201,985	3,365
*	ScanSource Inc.	100,453	3,358
*	N-able Inc.	279,505	3,329
*	Ichor Holdings Ltd.	117,906	3,081
*	Cerence Inc.	162,658	2,812
	PC Connection Inc.	45,758	2,729
*	Corsair Gaming Inc.	175,034	2,260
*	CEVA Inc.	95,803	2,085
*	Alpha & Omega Semiconductor Ltd.	90,928	1,945
*	Xperi Inc.	175,529	1,811
*	Digital Turbine Inc.	367,064	1,707
	ADTRAN Holdings Inc.	287,274	1,502
*	OneSpan Inc.	145,845	1,463
*	Consensus Cloud Solutions Inc.	74,242	1,368
*	Clearfield Inc.	52,547	1,337
			508,323
Materials (5.6%)
*	ATI Inc.	519,210	22,819
	HB Fuller Co.	217,620	16,469
	Balchem Corp.	130,222	16,241
	Carpenter Technology Corp.	196,028	13,881
	Alpha Metallurgical Resources Inc.	49,219	13,809
	Warrior Met Coal Inc.	209,950	11,751
	Innospec Inc.	100,353	10,544
	Quaker Chemical Corp.	55,912	9,997
	Sensient Technologies Corp.	170,478	9,877
	Materion Corp.	83,430	9,437
*	O-I Glass Inc.	625,504	9,232
	Worthington Industries Inc.	122,985	8,818
	Minerals Technologies Inc.	131,323	8,226
*	Livent Corp.	525,266	7,228
	Sylvamo Corp.	143,543	7,217
	Stepan Co.	85,656	7,073
*	Ingevity Corp.	135,921	5,272
	Hawkins Inc.	77,454	4,759
	Koppers Holdings Inc.	84,231	3,805
	Kaiser Aluminum Corp.	64,600	3,778
	Compass Minerals International Inc.	136,065	3,304
*	TimkenSteel Corp.	156,044	3,171
	SunCoke Energy Inc.	337,755	3,144
	AdvanSix Inc.	109,751	2,868
	Myers Industries Inc.	149,203	2,629
	Mativ Holdings Inc.	220,679	2,582
	Haynes International Inc.	51,608	2,533
*	Clearwater Paper Corp.	67,774	2,377
	Olympic Steel Inc.	39,723	2,246
	Mercer International Inc.	178,025	1,705
*	Century Aluminum Co.	209,967	1,650
			228,442

		Shares	Market Value ($000)
Real Estate (7.7%)
	Phillips Edison & Co. Inc.	474,284	16,714
	Essential Properties Realty Trust Inc.	630,389	14,972
	Apple Hospitality REIT Inc.	859,601	14,330
	Tanger Inc.	424,586	10,598
	LXP Industrial Trust	1,180,816	10,368
	Macerich Co.	869,520	9,973
	SITE Centers Corp.	727,626	9,597
[1]	SL Green Realty Corp.	260,046	9,510
	CareTrust REIT Inc.	401,383	9,264
	Innovative Industrial Properties Inc.	113,267	9,249
	Four Corners Property Trust Inc.	366,147	8,418
	Sunstone Hotel Investors Inc.	837,653	8,276
	Douglas Emmett Inc.	674,029	8,237
	Highwoods Properties Inc.	427,317	8,098
	Urban Edge Properties	475,698	7,968
	St. Joe Co.	143,629	7,387
	Outfront Media Inc.	586,041	7,167
	DiamondRock Hospitality Co.	847,902	7,054
	Global Net Lease Inc.	783,929	6,883
	Retail Opportunity Investments Corp.	509,859	6,562
	Pebblebrook Hotel Trust	485,911	6,195
	Acadia Realty Trust	384,096	5,807
*	Cushman & Wakefield plc	678,441	5,570
	Getty Realty Corp.	185,322	5,454
	LTC Properties Inc.	166,983	5,447
	Kennedy-Wilson Holdings Inc.	477,701	5,422
	Uniti Group Inc.	963,294	5,327
	Xenia Hotels & Resorts Inc.	432,778	5,284
	JBG SMITH Properties	379,681	5,209
	Alexander & Baldwin Inc.	292,883	4,906
	Service Properties Trust	667,230	4,771
	Veris Residential Inc.	323,074	4,681
	Elme Communities	354,174	4,654
	Easterly Government Properties Inc. Class A	376,743	4,393
	American Assets Trust Inc.	195,926	3,946
[1]	eXp World Holdings Inc.	309,589	3,749
	RPT Realty	321,985	3,741
	Safehold Inc.	180,680	3,558
	Marcus & Millichap Inc.	96,115	3,307
	Centerspace	60,316	3,217
	Brandywine Realty Trust	693,725	3,094
	Armada Hoffler Properties Inc.	273,779	3,006
	Hudson Pacific Properties Inc.	511,703	3,004
	NexPoint Residential Trust Inc.	92,115	2,805
	Summit Hotel Properties Inc.	432,924	2,710
	Community Healthcare Trust Inc.	99,522	2,697
*	Anywhere Real Estate Inc.	448,094	2,411
	Whitestone REIT	190,696	2,090
	Universal Health Realty Income Trust	51,537	2,055
	Chatham Lodging Trust	198,026	1,962
	Saul Centers Inc.	52,414	1,937
			313,034
Utilities (2.1%)
	Otter Tail Corp.	168,461	12,855
	American States Water Co.	149,345	11,933
	California Water Service Group	232,996	11,783
	Avista Corp.	308,919	10,488

			Shares	Market Value ($000)
		Chesapeake Utilities Corp.	87,512	8,366
		Clearway Energy Inc. Class C	332,420	8,301
		SJW Group	116,898	7,673
		Northwest Natural Holding Co.	145,420	5,325
		Middlesex Water Co.	71,562	4,573
		Clearway Energy Inc. Class A	140,136	3,317
		Unitil Corp.	64,859	3,144
				87,758
Total Common Stocks (Cost $4,085,137)				4,066,142
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $40,020)	5.438%	400,262	40,022
Total Investments (100.7%) (Cost $4,125,157)				4,106,164
Other Assets and Liabilities—Net (-0.7%)				(28,894)
Net Assets (100%)				4,077,270
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,251,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $31,762,000 was received for securities on loan, of which $31,738,000 is held in Vanguard Market Liquidity Fund and $24,000 is held in cash.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	61	5,527	42

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AMN Healthcare Services Inc.	1/31/24	CITNA	3,490	(5.331)	—	(386)
Livent Corp.	1/31/24	CITNA	2,918	(5.331)	—	(178)
					—	(564)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,066,142	—	—	4,066,142
Temporary Cash Investments	40,022	—	—	40,022
Total	4,106,164	—	—	4,106,164

Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
Liabilities
Swap Contracts	—	564	—	564
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.